Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Time charter revenue	$ 41,769,278	$ 36,062,202	$ 24,278,048
Voyage charter revenue		206,682	559,319
Related party management fee income			240,000
Commissions (including $310,467, $453,361 and $493,341, respectively, to related party)	(1,745,599)	(1,844,147)	(1,318,248)
Net revenue, continuing operations	40,023,679	34,424,737	23,759,119
Operating expenses
Voyage expenses	1,055,408	1,261,088	1,564,489
Vessel operating expenses (including $190,723, $256,069 and $249,081, respectively, to related party)	23,983,282	19,986,170	15,019,342
Other operating income			(499,103)
Dry-docking expenses	2,714,662	2,774,924	571,291
Vessel depreciation	4,178,886	3,305,951	3,585,965
Related party management fees	3,671,335	3,536,094	2,632,637
General and administrative expenses (including $1,306,476, $1,561,126 and $1,344,250, respectively, to related party)	2,444,495	2,565,502	2,502,203
Net gain on sale of vessels		(1,340,952)	(803,811)
Loss on write-down of vessels held for sale			4,595,819
Total operating expenses, continuing operations	38,048,068	32,088,777	29,168,832
Operating (loss) / income, continuing operations	1,975,611	2,335,960	(5,409,713)
Other income/(expenses)
Interest and other financing costs (including $0, $0 and $84,444, respectively, to related party)	(3,424,969)	(3,050,768)	(1,554,695)
Loss on debt extinguishment	(328,291)
Gain / (loss) on derivatives, net	(2,885)	(44,343)	12,389
Foreign exchange (loss) / gain	2,024	13,963	(30,214)
Interest income	95,839	81,792	37,972
Other expenses, net, continuing operations	(3,658,282)	(2,999,356)	(1,534,548)
Net loss, continuing operations	(1,682,671)	(663,396)	(6,944,261)
Dividends to Series B preferred shares	(1,271,782)	(1,335,733)	(1,808,811)
Preferred deemed dividend	(504,577)
Net loss attributable to common shareholders, continuing operations	(3,459,030)	(1,999,129)	(8,753,072)
Net income attributable to common shareholders, discontinued operations		554,506	849,701
Net loss attributable to common shareholders	$ (3,459,030)	$ (1,444,623)	$ (7,903,371)
Weighted average common shares –outstanding , basic and diluted (in shares)	2,861,928	1,414,775	1,383,440
Loss per share attributable to common shareholders - basic and diluted, continuing operations (in dollars per share)	$ (1.21)	$ (1.41)	$ (6.33)
Earnings per share attributable to common shareholders - basic and diluted, discontinued operations (in dollars per share)		0.39	0.61
Loss per share attributable to common shareholders - basic and diluted, (in dollars per share)	$ (1.21)	$ (1.02)	$ (5.72)